Risk management - Credit risk - Main aggregates (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	3.00%	3.10%	2.50%
Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.80%	1.90%	1.50%
Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	4.90%	5.50%	5.40%
Loans to customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.40%	4.80%	3.20%
Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.50%	4.70%	2.90%
Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.40%	4.80%	3.40%
Loans to customers (not impaired) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	$ 762,088	$ 712,983	$ 724,516
Loans to customers (not impaired) | Public sector loans
Disclosure of credit risk exposure [line items]
Loan amount	85,256	73,016	70,450
Loans to customers (not impaired) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	354,554	346,075	379,758
Loans to customers (not impaired) | Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Loan amount	199,579	177,665	156,209
Loans to customers (not impaired) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	122,699	116,227	118,099
Loans to customers (not impaired) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	53,417	53,809	59,477
Loans to customers (not impaired) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	69,282	62,418	58,622
Loans to customers (non-performing) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	22,653	21,909	17,952
Loans to customers (non-performing) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	9,937	6,530	5,815
Loans to customers (non-performing) | Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Loan amount	9,725	9,847	8,399
Loans to customers (non-performing) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	2,991	5,532	3,738
Loans to customers (non-performing) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	1,328	2,543	1,717
Loans to customers (non-performing) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	$ 1,663	$ 2,989	$ 2,021